CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 20, 2022
Ordinary shares, par value per share (in USD per share)			$ 0.000005
Ordinary shares, shares authorized (in shares)	10,000,000,000
Common Class A
Ordinary shares, par value per share (in USD per share)	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized (in shares)	8,000,000,000	8,000,000,000
Ordinary shares, shares issued (in shares)	288,989,049	288,434,474
Ordinary shares, shares outstanding (in shares)	288,989,049	288,434,474
Class B Ordinary Shares
Ordinary shares, par value per share (in USD per share)	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	48,960,916	48,960,916
Ordinary shares, shares outstanding (in shares)	48,960,916	48,960,916